Goodwill and other intangible assets - Amortization expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and other intangible assets
Amortization expense	$ 38,166	$ 35,415	$ 28,747
Cost of sales.
Goodwill and other intangible assets
Amortization expense	34,051	32,503	24,549
Administrative expenses.
Goodwill and other intangible assets
Amortization expense	$ 4,115	$ 2,912	$ 4,198